Accounts and other receivables (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Accounts and other receivables
Trade accounts receivable	$ 13,699,444	$ 8,114,542
Insurance receivable	222,296
Tax receivable	114,784	88,874
Other receivables	78,807	127,704
Total accounts and other receivables	$ 14,115,331	$ 8,331,120